TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Liability for unrecognized tax benefits	$ 158	$ 156	$ 148
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	26,000
Capital loss carryforwards	507
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	607
Vexigo [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 636
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2021
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2028